Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Summary of intangible assets, net

The following is a summary of intangible assets, net (in thousands):

	As of December 31, 2024
	Gross	Accumulated	Accumulated	Net
	carrying value	amortization	impairment	carrying value
	RMB	RMB	RMB	RMB
Software	6,516	(2,429)	—	4,087
License	54,905	(54,905)	—	—
Content	38,300	(25,223)	—	13,077
Brand name	48,000	(13,817)	—	34,183
Technology	7,500	(4,313)	—	3,187
Others	9	(9)	—	—
Total	155,230	(100,696)	—	54,534

	As of December 31, 2025
	Gross	Accumulated	Accumulated	Net
	carrying value	amortization	impairment	carrying value
	RMB	RMB	RMB	RMB
Software	6,654	(3,093)	—	3,561
License	54,905	(54,905)	—	—
Content	38,300	(32,883)	(3,150)	2,267
Brand name	48,000	(18,617)	(7,150)	22,233
Technology	7,500	(5,813)	(160)	1,527
Others	9	(9)	—	—
Total	155,368	(115,320)	(10,460)	29,588

Summary of estimated amortization expense for intangible assets subject to amortization

As of December 31, 2025, estimated amortization expense for intangible assets subject to amortization is as follows (in thousands):

RMB
2026	6,584
2027	5,538
2028	4,107
2029	3,859
2030	3,846
Thereafter	5,654
Total	29,588